Blue Chip Growth Fund Expense Example - Class I [Member] - Blue Chip Growth Fund - Class I	Aug. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	$ 1,072